Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

30. SUBSEQUENT EVENTS

Management has considered subsequent events through which was the date the consolidated financial statements were issued.

On January 9, 2024, the Company entered into a share purchase agreement (the “SPA”) to acquire 51% of the outstanding shares of GLI Industry S.p.A (“GLI”), an Italian producer of specialized Asian ready-meals, for approximately USD$9.3 million cash to be paid out over three years plus additional potential consideration of cash and stock depending on the performance of GLI. The transaction did not close and in September 2024 and the Company received notice that the shareholders of GLI filed for an arbitration alleging that the Company failed to fulfill its obligations under the SPA by not satisfying the closing conditions and claiming damages of EU$4.7 million. In 2025, the Company entered into a settlement agreement with GLI which requires that it pays GLI or its designee US$100,000 and issue to them Class A Ordinary shares valued at US$100,000. US$200,000 has been accrued and recorded as liability as of December 31, 2024.

Nona Lim, the former Chief Executive Officer of Cook San Francisco LLC (“Cook”), an indirect subsidiary of the Company, has alleged that she had Good Reason (as defined in her employment agreement) to resign from Cook and is thus owed severance by the Company and Cook.  Ms. Lim, in her capacity as Sellers’ Representative in the Membership Interests Purchase Agreement (the “MIPA”) between the Company and Cook members pursuant to which the Company purchased the interests in Cook, has also alleged that the Company breached the MIPA relating to post-closing payments. On November 26, 2024, Ms. Lim filed a complaint with the Superior Court State of California, County of San Francisco, against the Company, Cook and our CEO, Norma Chu, as an individual, asserting breach of contract and breach of various labor laws. The Company disputes the merits of Ms. Lim’s claims but has been negotiating a settlement with her to resolve all outstanding disputes. Failure to obtain a favorable resolution could have a material adverse effect on the Company’s business, results of operations and financial condition. Currently, the amount of such material adverse effect cannot be reasonably estimated, and no provision or liability has been recorded for these claims as of December 31, 2024.

On April 1, 2025, Plaintiff Leland Copenhagen (“Copenhagen”) filed a civil action before the United States District Court for the Southern District of New York alleging a single claim for breach of contract against DDC Enterprise Limited, DDC US Inc., and Yai’s Thai, Inc. arising from Copenhagen’s termination of a written “Employment Agreement” with Yai’s Thai, Inc. Copenhagen seeks alleged damages of approximately US$235,000 in allegedly unpaid wages, severance, and expense reimbursements. The Company believes the claims are without merit and intend to move for the dismissal of the action and, should the case continue, defend the action. Separately, on March 14, 2025, Copenhagen, for himself and similarly-situated shareholders of Yai’s Thai, Inc., sent DDC Enterprise Limited, DDC US Inc., and Norma Chu a letter demanding indemnification pursuant to a written “Merger Agreement” arising from the alleged failure to properly fund working capital to Yai’s Thai, Inc. and to release the Indemnity Holdback Cash (as defined in the Merger Agreement). Copenhagen claims that the foregoing events prevented the shareholders from attaining their Maximum Earnout Payments of US$2.1 million. The Company believes the claims are without merit and intend to defend the action.

On July 4, 2024, Brinc Limited (“Claimant”) commenced arbitration proceedings against the Company at the Hong Kong International Arbitration Centre claiming, inter alia, damages of at least US$500,000 with interest and costs based on alleged breaches of a written “Convertible Loan Agreement.” On September 11, 2024 DDC filed an Answer to the Notice of Arbitration in which it disputed the claim with a set off, counterclaim, and cross claim. A sole arbitrator has been appointed in the arbitration proceeding. On March 14, 2025, the arbitrator directed the parties to file a Statement of Claim, Statement of Defense, and Counterclaim (as appropriate and applicable), which has not been filed as of the date of this annual report.

On June 18 2024, Tontec International Limited (“Tontec”) commenced court proceedings against the Company at the Court of First Instance in Hong Kong, claiming, inter alia, damages of at least US$584,361 with interest and costs based on breaches of a written “Shareholder’s Loan Agreement” (as amended). On November 29, 2024, the Company filed and served a Form 16C in which it admitted the claim and applied for an order allowing the Company to make payment by cash and/or share equivalent. On December 18, 2024 the HK Court rendered judgment ordering the Company to pay US$584,361 or its HKD equivalent, plus interest and fixed costs at HKD11,045. On January 16, 2025, Plaintiff served a statutory demand under HK law against DDC in which it threatened to wind up the Company. Plaintiff has commenced a court proceeding in New York to recognize and enforce the HK court judgment.

On November 7, 2024, Plaintiff Yosemite Protein Products, Inc., a supplier of the Company filed an action against Cook San Francisco, LLC. The supplier asserted claims for breach of contract of US$126,352.56. The Company filed an answer to the complaint and intends to defend itself in the lawsuit.

On October 18, 2024, CorProminence LLC (“Core IR”) sued the Company for breach of contract in connection with claims arising from the Company’s alleged breach of a Marketing and Consulting Agreement with Core IR and other alleged promises to pay certain sums to Core IR. Core IR seeks damages of approximately $530,000. The Company has answered the Complaint and denied the allegations, and the case is now in discovery.